UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811311.107

AFF5-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	1,149,964	$ 10,303,682
Domestic Equity Funds - 25.0%
Fidelity Advisor Equity Growth Fund Institutional Class	110,468	6,326,480
Fidelity Advisor Growth & Income Fund Institutional Class	536,435	9,253,505
Fidelity Advisor Large Cap Fund Institutional Class	488,037	8,931,072
Fidelity Advisor Small Cap Fund Institutional Class	139,817	3,178,032
Fidelity Series 100 Index Fund	906,292	7,993,498
Fidelity Series All-Sector Equity Fund	1,120,953	12,588,299
Fidelity Series Large Cap Value Fund	1,215,015	12,235,206
Fidelity Series Real Estate Equity Fund	50,710	539,044
Fidelity Series Small Cap Opportunities Fund	294,850	3,069,392
TOTAL DOMESTIC EQUITY FUNDS		64,114,528
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,662,361)		74,418,210
International Equity Funds - 10.0%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund	896,597	9,064,597
Fidelity Series International Small Cap Fund	180,475	1,916,640
Fidelity Series International Value Fund	1,076,926	8,701,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,682,796
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	408,110	5,827,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,213,650)		25,510,609
Bond Funds - 35.5%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund	131,715	$ 1,306,616
Fidelity Series Floating Rate High Income Fund	238,926	2,410,768
Fidelity Series High Income Fund	1,334,182	12,634,704
TOTAL HIGH YIELD BOND FUNDS		16,352,088
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	2,335,258	25,968,071
Investment Grade Bond Funds - 18.5%
Fidelity Series Investment Grade Bond Fund	4,055,655	47,370,053
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund	116,778	1,193,473
TOTAL BOND FUNDS (Cost $86,988,255)		90,883,685
Short-Term Funds - 25.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,231,877	29,894,862
Fidelity Institutional Money Market Portfolio Institutional Class	35,461,193	35,461,193
TOTAL SHORT-TERM FUNDS (Cost $65,109,548)		65,356,055
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $249,973,814)		256,168,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,336)
NET ASSETS - 100%		$ 256,114,223
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $251,777,301. Net unrealized appreciation aggregated $4,391,258, of which $11,056,419 related to appreciated investment securities and $6,665,161 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811320.107

AFF10-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	4,656,244	$ 41,719,948
Domestic Equity Funds - 31.4%
Fidelity Advisor Equity Growth Fund Institutional Class	451,638	25,865,302
Fidelity Advisor Growth & Income Fund Institutional Class	2,191,943	37,811,022
Fidelity Advisor Large Cap Fund Institutional Class	1,994,597	36,501,119
Fidelity Advisor Small Cap Fund Institutional Class	571,458	12,989,240
Fidelity Series 100 Index Fund	3,703,337	32,663,432
Fidelity Series All-Sector Equity Fund	4,582,641	51,463,056
Fidelity Series Large Cap Value Fund	4,965,814	50,005,750
Fidelity Series Real Estate Equity Fund	207,084	2,201,299
Fidelity Series Small Cap Opportunities Fund	1,205,005	12,544,104
TOTAL DOMESTIC EQUITY FUNDS		262,044,324
TOTAL DOMESTIC EQUITY FUNDS (Cost $289,821,662)		303,764,272
International Equity Funds - 12.4%

Developed International Equity Funds - 9.6%
Fidelity Series International Growth Fund	3,635,646	36,756,380
Fidelity Series International Small Cap Fund	731,277	7,766,157
Fidelity Series International Value Fund	4,367,442	35,288,933
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		79,811,470
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	1,652,442	23,596,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,710,855)		103,408,339
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	459,943	$ 4,562,639
Fidelity Series Floating Rate High Income Fund	913,586	9,218,080
Fidelity Series High Income Fund	4,360,404	41,293,027
TOTAL HIGH YIELD BOND FUNDS		55,073,746
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund	8,246,247	91,698,263
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	15,576,877	181,937,928
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	456,230	4,662,669
TOTAL BOND FUNDS (Cost $319,036,611)		333,372,606
Short-Term Funds - 11.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,697,771	43,454,383
Fidelity Institutional Money Market Portfolio Institutional Class	50,039,587	50,039,587
TOTAL SHORT-TERM FUNDS (Cost $93,572,330)		93,493,970
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $813,141,458)	834,039,187
NET OTHER ASSETS (LIABILITIES) - 0.0%	(208,223)
NET ASSETS - 100%	$ 833,830,964
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $815,409,927. Net unrealized appreciation aggregated $18,629,260, of which $44,081,829 related to appreciated investment securities and $25,452,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811321.107

AFF15-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund	9,119,252	$ 81,708,502
Domestic Equity Funds - 32.4%
Fidelity Advisor Equity Growth Fund Institutional Class	892,889	51,135,757
Fidelity Advisor Growth & Income Fund Institutional Class	4,331,837	74,724,191
Fidelity Advisor Large Cap Fund Institutional Class	3,944,173	72,178,369
Fidelity Advisor Small Cap Fund Institutional Class	1,129,867	25,681,873
Fidelity Series 100 Index Fund	7,317,526	64,540,578
Fidelity Series All-Sector Equity Fund	9,062,941	101,776,833
Fidelity Series Large Cap Value Fund	9,828,397	98,971,953
Fidelity Series Real Estate Equity Fund	400,880	4,261,350
Fidelity Series Small Cap Opportunities Fund	2,384,184	24,819,355
TOTAL DOMESTIC EQUITY FUNDS		518,090,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $581,841,939)		599,798,761
International Equity Funds - 12.7%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund	7,113,332	71,915,782
Fidelity Series International Small Cap Fund	1,429,412	15,180,350
Fidelity Series International Value Fund	8,552,561	69,104,696
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		156,200,828
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	3,230,434	46,130,595
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,563,904)		202,331,423
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund	911,688	$ 9,043,947
Fidelity Series Floating Rate High Income Fund	1,772,908	17,888,640
Fidelity Series High Income Fund	8,422,915	79,765,008
TOTAL HIGH YIELD BOND FUNDS		106,697,595
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund	15,146,807	168,432,492
Investment Grade Bond Funds - 22.3%
Fidelity Series Investment Grade Bond Fund	30,425,197	355,366,309
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	877,518	8,968,233
TOTAL BOND FUNDS (Cost $614,394,991)		639,464,629
Short-Term Funds - 9.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	7,898,775	73,063,664
Fidelity Institutional Money Market Portfolio Institutional Class	82,669,617	82,669,617
TOTAL SHORT-TERM FUNDS (Cost $155,027,013)		155,733,281
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,568,827,847)	1,597,328,094
NET OTHER ASSETS (LIABILITIES) - 0.0%	(371,035)
NET ASSETS - 100%	$ 1,596,957,059
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,573,500,475. Net unrealized appreciation aggregated $23,827,619, of which $79,252,576 related to appreciated investment securities and $55,424,957 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811328.107

AFF20-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.2%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund	16,617,418	$ 148,892,061
Domestic Equity Funds - 37.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,628,786	93,280,598
Fidelity Advisor Growth & Income Fund Institutional Class	7,902,872	136,324,540
Fidelity Advisor Large Cap Fund Institutional Class	7,195,894	131,684,861
Fidelity Advisor Small Cap Fund Institutional Class	2,061,367	46,854,863
Fidelity Series 100 Index Fund	13,348,990	117,738,091
Fidelity Series All-Sector Equity Fund	16,533,508	185,671,292
Fidelity Series Large Cap Value Fund	17,932,743	180,582,722
Fidelity Series Real Estate Equity Fund	723,615	7,692,033
Fidelity Series Small Cap Opportunities Fund	4,350,243	45,286,033
TOTAL DOMESTIC EQUITY FUNDS		945,115,033
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,046,283,982)		1,094,007,094
International Equity Funds - 14.6%

Developed International Equity Funds - 11.3%
Fidelity Series International Growth Fund	12,972,763	131,154,639
Fidelity Series International Small Cap Fund	2,607,406	27,690,656
Fidelity Series International Value Fund	15,595,118	126,008,555
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		284,853,850
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	5,893,037	84,152,570
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $396,606,446)		369,006,420
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund	1,568,645	$ 15,560,961
Fidelity Series Floating Rate High Income Fund	2,578,520	26,017,271
Fidelity Series High Income Fund	16,651,563	157,690,300
TOTAL HIGH YIELD BOND FUNDS		199,268,532
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund	18,910,903	210,289,243
Investment Grade Bond Funds - 20.5%
Fidelity Series Investment Grade Bond Fund	44,525,374	520,056,366
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund	1,262,871	12,906,541
TOTAL BOND FUNDS (Cost $917,516,462)		942,520,682
Short-Term Funds - 5.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,345,511	58,695,977
Fidelity Institutional Money Market Portfolio Institutional Class	66,817,803	66,817,803
TOTAL SHORT-TERM FUNDS (Cost $124,978,278)		125,513,780
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,485,385,168)		2,531,047,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(588,934)
NET ASSETS - 100%		$ 2,530,459,042
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,493,038,934. Net unrealized appreciation aggregated $38,009,042, of which $136,635,724 related to appreciated investment securities and $98,626,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811335.107

AFF25-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund	16,086,760	$ 144,137,371
Domestic Equity Funds - 43.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,548,269	88,669,385
Fidelity Advisor Growth & Income Fund Institutional Class	7,510,390	129,554,220
Fidelity Advisor Large Cap Fund Institutional Class	6,840,695	125,184,726
Fidelity Advisor Small Cap Fund Institutional Class	1,959,403	44,537,224
Fidelity Series 100 Index Fund	12,684,973	111,881,463
Fidelity Series All-Sector Equity Fund	15,719,521	176,530,222
Fidelity Series Large Cap Value Fund	17,054,875	171,742,589
Fidelity Series Real Estate Equity Fund	674,847	7,173,623
Fidelity Series Small Cap Opportunities Fund	4,136,608	43,062,091
TOTAL DOMESTIC EQUITY FUNDS		898,335,543
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,020,283,845)		1,042,472,914
International Equity Funds - 17.4%

Developed International Equity Funds - 13.4%
Fidelity Series International Growth Fund	12,559,722	126,978,785
Fidelity Series International Small Cap Fund	2,522,715	26,791,230
Fidelity Series International Value Fund	15,106,112	122,057,387
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		275,827,402
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	5,701,230	81,413,569
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $386,628,490)		357,240,971
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Floating Rate High Income Fund	1,699,470	$ 17,147,648
Fidelity Series Emerging Markets Debt Fund	1,322,094	13,115,174
Fidelity Series High Income Fund	15,956,509	151,108,138
TOTAL HIGH YIELD BOND FUNDS		181,370,960
Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund	9,395,596	104,479,026
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	30,266,606	353,513,958
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund	828,928	8,471,642
TOTAL BOND FUNDS (Cost $635,390,718)		647,835,586
Short-Term Funds - 0.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	266,337	2,463,622
Fidelity Institutional Money Market Portfolio Institutional Class	2,948,432	2,948,432
TOTAL SHORT-TERM FUNDS (Cost $5,412,501)		5,412,054
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,047,715,554)		2,052,961,525
NET OTHER ASSETS (LIABILITIES) - 0.0%		(446,681)
NET ASSETS - 100%		$ 2,052,514,844
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,054,167,641. Net unrealized depreciation aggregated $1,206,116, of which $106,150,159 related to appreciated investment securities and $107,356,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811336.107

AFF30-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	17,488,483	$ 156,696,809
Domestic Equity Funds - 46.2%
Fidelity Advisor Equity Growth Fund Institutional Class	1,708,832	97,864,824
Fidelity Advisor Growth & Income Fund Institutional Class	8,290,129	143,004,731
Fidelity Advisor Large Cap Fund Institutional Class	7,548,712	138,141,435
Fidelity Advisor Small Cap Fund Institutional Class	2,160,746	49,113,749
Fidelity Series 100 Index Fund	14,002,060	123,498,171
Fidelity Series All-Sector Equity Fund	17,347,496	194,812,376
Fidelity Series Large Cap Value Fund	18,814,722	189,464,253
Fidelity Series Real Estate Equity Fund	747,399	7,944,848
Fidelity Series Small Cap Opportunities Fund	4,563,283	47,503,781
TOTAL DOMESTIC EQUITY FUNDS		991,348,168
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,111,830,280)		1,148,044,977
International Equity Funds - 18.1%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	13,653,613	138,038,029
Fidelity Series International Small Cap Fund	2,743,516	29,136,135
Fidelity Series International Value Fund	16,418,218	132,659,200
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		299,833,364
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	6,200,833	88,547,890
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $418,205,485)		388,381,254
Bond Funds - 28.4%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	1,471,971	$ 14,601,955
Fidelity Series Floating Rate High Income Fund	1,795,020	18,111,753
Fidelity Series High Income Fund	16,817,539	159,262,093
TOTAL HIGH YIELD BOND FUNDS		191,975,801
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund	3,449,391	38,357,229
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	31,733,096	370,642,562
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund	875,499	8,947,597
TOTAL BOND FUNDS (Cost $606,272,406)		609,923,189
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,136,308,171)	2,146,349,420
NET OTHER ASSETS (LIABILITIES) - 0.0%	(478,905)
NET ASSETS - 100%	$ 2,145,870,515
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,142,660,430. Net unrealized appreciation aggregated $3,688,990, of which $113,544,790 related to appreciated investment securities and $109,855,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811337.107

AFF35-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund	13,096,358	$ 117,343,369
Domestic Equity Funds - 52.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,271,564	72,822,470
Fidelity Advisor Growth & Income Fund Institutional Class	6,168,961	106,414,570
Fidelity Advisor Large Cap Fund Institutional Class	5,618,090	102,811,052
Fidelity Advisor Small Cap Fund Institutional Class	1,607,990	36,549,616
Fidelity Series 100 Index Fund	10,418,544	91,891,555
Fidelity Series All-Sector Equity Fund	12,909,572	144,974,490
Fidelity Series Large Cap Value Fund	14,006,155	141,041,986
Fidelity Series Real Estate Equity Fund	547,332	5,818,142
Fidelity Series Small Cap Opportunities Fund	3,396,692	35,359,559
TOTAL DOMESTIC EQUITY FUNDS		737,683,440
TOTAL DOMESTIC EQUITY FUNDS (Cost $845,812,821)		855,026,809
International Equity Funds - 20.8%

Developed International Equity Funds - 16.1%
Fidelity Series International Growth Fund	10,240,832	103,534,810
Fidelity Series International Small Cap Fund	2,057,330	21,848,848
Fidelity Series International Value Fund	12,316,774	99,519,535
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		224,903,193

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	4,649,125	$ 66,389,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $316,103,207)		291,292,697
Bond Funds - 18.2%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund	998,254	9,902,683
Fidelity Series Floating Rate High Income Fund	636,185	6,419,103
Fidelity Series High Income Fund	10,785,802	102,141,549
TOTAL HIGH YIELD BOND FUNDS		118,463,335
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	11,547,386	134,873,469
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund	310,888	3,177,276
TOTAL BOND FUNDS (Cost $256,929,880)		256,514,080
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,418,845,908)	1,402,833,586
NET OTHER ASSETS (LIABILITIES) - 0.0%	(294,879)
NET ASSETS - 100%	$ 1,402,538,707
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,423,515,162. Net unrealized depreciation aggregated $20,681,576, of which $72,362,780 related to appreciated investment securities and $93,044,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811338.107

AFF40-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund	13,584,389	$ 121,716,121
Domestic Equity Funds - 53.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,321,565	75,686,040
Fidelity Advisor Growth & Income Fund Institutional Class	6,410,894	110,587,928
Fidelity Advisor Large Cap Fund Institutional Class	5,837,919	106,833,910
Fidelity Advisor Small Cap Fund Institutional Class	1,671,046	37,982,879
Fidelity Series 100 Index Fund	10,828,043	95,503,336
Fidelity Series All-Sector Equity Fund	13,415,470	150,655,728
Fidelity Series Large Cap Value Fund	14,551,063	146,529,205
Fidelity Series Real Estate Equity Fund	570,635	6,065,847
Fidelity Series Small Cap Opportunities Fund	3,529,123	36,738,168
TOTAL DOMESTIC EQUITY FUNDS		766,583,041
TOTAL DOMESTIC EQUITY FUNDS (Cost $925,198,935)		888,299,162
International Equity Funds - 20.9%

Developed International Equity Funds - 16.1%
Fidelity Series International Growth Fund	10,624,755	107,416,273
Fidelity Series International Small Cap Fund	2,134,493	22,668,319
Fidelity Series International Value Fund	12,777,239	103,240,095
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		233,324,687

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	4,823,426	$ 68,878,521
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $326,900,330)		302,203,208
Bond Funds - 17.6%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	1,088,482	10,797,744
Fidelity Series Floating Rate High Income Fund	574,348	5,795,174
Fidelity Series High Income Fund	11,830,304	112,032,981
TOTAL HIGH YIELD BOND FUNDS		128,625,899
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	10,467,665	122,262,324
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund	293,686	3,001,471
TOTAL BOND FUNDS (Cost $257,769,832)		253,889,694
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,509,869,097)	1,444,392,064
NET OTHER ASSETS (LIABILITIES) - 0.0%	(340,738)
NET ASSETS - 100%	$ 1,444,051,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,514,433,455. Net unrealized depreciation aggregated $70,041,391, of which $35,449,102 related to appreciated investment securities and $105,490,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.843408.105

AFF45-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	5,154,737	46,186,446
Domestic Equity Funds - 54.2%
Fidelity Advisor Equity Growth Fund Institutional Class	495,288	28,365,168
Fidelity Advisor Growth & Income Fund Institutional Class	2,402,029	41,434,993
Fidelity Advisor Large Cap Fund Institutional Class	2,188,617	40,051,690
Fidelity Advisor Small Cap Fund Institutional Class	626,423	14,238,597
Fidelity Series 100 Index Fund	4,056,167	35,775,392
Fidelity Series All-Sector Equity Fund	5,029,765	56,484,261
Fidelity Series Large Cap Value Fund	5,459,774	54,979,924
Fidelity Series Real Estate Equity Fund	209,063	2,222,341
Fidelity Series Small Cap Opportunities Fund	1,323,895	13,781,743
TOTAL DOMESTIC EQUITY FUNDS		287,334,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $330,172,558)		333,520,555
International Equity Funds - 21.6%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund	4,028,552	40,728,661
Fidelity Series International Small Cap Fund	808,606	8,587,392
Fidelity Series International Value Fund	4,847,538	39,168,110
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		88,484,163
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	1,826,998	26,089,531
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,907,652)		114,573,694
Bond Funds - 15.5%
	Shares	Value
High Yield Bond Funds - 10.6%
Fidelity Series Emerging Markets Debt Fund	412,105	$ 4,088,083
Fidelity Series Floating Rate High Income Fund	115,625	1,166,658
Fidelity Series High Income Fund	5,394,010	51,081,276
TOTAL HIGH YIELD BOND FUNDS		56,336,017
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund	2,178,155	25,440,847
Real Estate Bond Funds - 0.1%
Fidelity Series Real Estate Income Fund	60,200	615,241
TOTAL BOND FUNDS (Cost $84,058,408)		82,392,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $539,138,618)	530,486,354
NET OTHER ASSETS (LIABILITIES) - 0.0%	(102,880)
NET ASSETS - 100%	$ 530,383,474
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $541,221,029. Net unrealized depreciation aggregated $10,734,675, of which $27,895,379 related to appreciated investment securities and $38,630,054 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.843409.105

AFF50-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund	4,043,689	$ 36,231,455
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class	387,629	22,199,501
Fidelity Advisor Growth & Income Fund Institutional Class	1,879,947	32,429,093
Fidelity Advisor Large Cap Fund Institutional Class	1,712,771	31,343,718
Fidelity Advisor Small Cap Fund Institutional Class	490,259	11,143,598
Fidelity Series 100 Index Fund	3,174,751	28,001,306
Fidelity Series All-Sector Equity Fund	3,936,218	44,203,723
Fidelity Series Large Cap Value Fund	4,272,046	43,019,506
Fidelity Series Real Estate Equity Fund	163,690	1,740,028
Fidelity Series Small Cap Opportunities Fund	1,036,006	10,784,820
TOTAL DOMESTIC EQUITY FUNDS		224,865,293
TOTAL DOMESTIC EQUITY FUNDS (Cost $257,834,584)		261,096,748
International Equity Funds - 22.4%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund	3,157,302	31,920,319
Fidelity Series International Small Cap Fund	633,910	6,732,125
Fidelity Series International Value Fund	3,798,457	30,691,531
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		69,343,975
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	1,432,262	20,452,696
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,522,566)		89,796,671
Bond Funds - 12.5%
	Shares	Value
High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund	328,872	$ 3,262,411
Fidelity Series Floating Rate High Income Fund	34,231	345,393
Fidelity Series High Income Fund	4,062,703	38,473,802
TOTAL HIGH YIELD BOND FUNDS		42,081,606
Investment Grade Bond Funds - 1.9%
Fidelity Series Investment Grade Bond Fund	664,944	7,766,548
Real Estate Bond Funds - 0.1%
Fidelity Series Real Estate Income Fund	15,182	155,164
TOTAL BOND FUNDS (Cost $51,815,979)		50,003,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $407,173,129)		400,896,737
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,179)
NET ASSETS - 100%		$ 400,810,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $409,285,858. Net unrealized depreciation aggregated $8,389,121, of which $21,993,737 related to appreciated investment securities and $30,382,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2055 Fund
Class A
Class T
Class C
Institutional Class

December 31, 2011

1.927048.100

AFF55-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.8%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund	48,991	$ 438,957
Domestic Equity Funds - 57.8%
Fidelity Advisor Equity Growth Fund Institutional Class	4,850	277,760
Fidelity Advisor Growth & Income Fund Institutional Class	23,521	405,736
Fidelity Advisor Large Cap Fund Institutional Class	21,437	392,292
Fidelity Advisor Small Cap Fund Institutional Class	6,136	139,460
Fidelity Series 100 Index Fund	39,714	350,276
Fidelity Series All-Sector Equity Fund	49,260	553,190
Fidelity Series Large Cap Value Fund	53,506	538,803
Fidelity Series Real Estate Equity Fund	2,022	21,492
Fidelity Series Small Cap Opportunities Fund	12,970	135,022
TOTAL DOMESTIC EQUITY FUNDS		2,814,031
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,683,516)		3,252,988
International Equity Funds - 22.4%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund	38,235	386,558
Fidelity Series International Small Cap Fund	7,676	81,517
Fidelity Series International Value Fund	46,008	371,744
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		839,819

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	17,353	$ 247,798
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,294,091)		1,087,617
Bond Funds - 10.8%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund	4,199	41,659
Fidelity Series Floating Rate High Income Fund	44	448
Fidelity Series High Income Fund	49,404	467,855
TOTAL HIGH YIELD BOND FUNDS		509,962
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	1,450	16,931
Real Estate Bond Funds - 0.0%
Fidelity Series Real Estate Income Fund	2	17
TOTAL BOND FUNDS (Cost $553,601)		526,910
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,531,208)		4,867,515
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,428)
NET ASSETS - 100%		$ 4,866,087
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $5,538,149. Net unrealized depreciation aggregated $670,634, of which $8,576 related to appreciated investment securities and $679,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.811329.107

AFF-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	590,182	$ 5,288,032
Domestic Equity Funds - 13.0%
Fidelity Advisor Equity Growth Fund Institutional Class	64,179	3,675,508
Fidelity Advisor Growth & Income Fund Institutional Class	311,372	5,371,173
Fidelity Advisor Large Cap Fund Institutional Class	283,470	5,187,508
Fidelity Advisor Small Cap Fund Institutional Class	81,204	1,845,772
Fidelity Series 100 Index Fund	525,994	4,639,267
Fidelity Series All-Sector Equity Fund	651,400	7,315,225
Fidelity Series Large Cap Value Fund	706,232	7,111,757
Fidelity Series Real Estate Equity Fund	30,229	321,332
Fidelity Series Small Cap Opportunities Fund	171,328	1,783,523
TOTAL DOMESTIC EQUITY FUNDS		37,251,065
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,487,415)		42,539,097
International Equity Funds - 5.1%

Developed International Equity Funds - 3.9%
Fidelity Series International Growth Fund	512,445	5,180,816
Fidelity Series International Small Cap Fund	103,001	1,093,876
Fidelity Series International Value Fund	616,055	4,977,722
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		11,252,414
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	232,785	3,324,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,709,983)		14,576,585
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund	127,452	$ 1,264,328
Fidelity Series Floating Rate High Income Fund	299,266	3,019,597
Fidelity Series High Income Fund	1,507,279	14,273,935
TOTAL HIGH YIELD BOND FUNDS		18,557,860
Inflation-Protected Bond Funds - 12.5%
Fidelity Series Inflation-Protected Bond Index Fund	3,216,157	35,763,662
Investment Grade Bond Funds - 20.4%
Fidelity Series Investment Grade Bond Fund	5,000,356	58,404,157
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund	146,622	1,498,475
TOTAL BOND FUNDS (Cost $108,971,394)		114,224,154
Short-Term Funds - 40.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,844,794	54,064,342
Fidelity Institutional Money Market Portfolio Institutional Class	60,846,394	60,846,394
TOTAL SHORT-TERM FUNDS (Cost $114,728,767)		114,910,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $278,897,559)		286,250,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,944)
NET ASSETS - 100%		$ 286,176,628
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $279,740,009. Net unrealized appreciation aggregated $6,510,563, of which $10,852,265 related to appreciated investment securities and $4,341,702 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

December 31, 2011

1.811312.107

F00-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	2,577,967	$ 23,098,582
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund	239,980	10,182,351
Fidelity Disciplined Equity Fund	1,296,656	27,891,074
Fidelity Growth Company Fund	311,409	25,189,852
Fidelity Series 100 Index Fund	2,320,321	20,465,232
Fidelity Series All-Sector Equity Fund	3,076,338	34,547,280
Fidelity Series Large Cap Value Fund	3,123,172	31,450,347
Fidelity Series Real Estate Equity Fund	148,089	1,574,184
Fidelity Series Small Cap Opportunities Fund	525,268	5,468,036
Fidelity Small Cap Growth Fund	217,169	3,237,989
Fidelity Small Cap Value Fund	235,360	3,290,326
TOTAL DOMESTIC EQUITY FUNDS		163,296,671
TOTAL DOMESTIC EQUITY FUNDS (Cost $163,203,969)		186,395,253
International Equity Funds - 5.1%

Developed International Equity Funds - 3.9%
Fidelity Series International Growth Fund	2,244,012	22,686,962
Fidelity Series International Small Cap Fund	449,093	4,769,370
Fidelity Series International Value Fund	2,689,869	21,734,142
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		49,190,474

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,013,631	$ 14,474,657
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,977,632)		63,665,131
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	593,136	5,883,913
Fidelity Series Floating Rate High Income Fund	1,393,040	14,055,769
Fidelity Series High Income Fund	6,653,733	63,010,852
TOTAL HIGH YIELD BOND FUNDS		82,950,534
Inflation-Protected Bond Funds - 12.4%
Fidelity Series Inflation-Protected Bond Index Fund	13,970,564	155,352,670
Investment Grade Bond Funds - 20.2%
Fidelity Series Investment Grade Bond Fund	21,671,647	253,124,838
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	683,110	6,981,387
TOTAL BOND FUNDS (Cost $466,248,719)		498,409,429
Short-Term Funds - 40.3%

Fidelity Institutional Money Market Portfolio Institutional Class	275,792,209	275,792,209
Fidelity Short-Term Bond Fund	26,904,422	228,418,543
TOTAL SHORT-TERM FUNDS (Cost $510,046,335)		504,210,752
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,207,476,655)	1,252,680,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	(248)
NET ASSETS - 100%	$ 1,252,680,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,210,104,177. Net unrealized appreciation aggregated $42,576,388, of which $66,463,420 related to appreciated investment securities and $23,887,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

December 31, 2011

1.811313.107

F05-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.1%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund	3,467,573	$ 31,069,452
Domestic Equity Funds - 25.2%
Fidelity Blue Chip Growth Fund	291,962	12,387,946
Fidelity Disciplined Equity Fund	1,577,700	33,936,321
Fidelity Growth Company Fund	378,831	30,643,644
Fidelity Series 100 Index Fund	2,822,427	24,893,806
Fidelity Series All-Sector Equity Fund	3,749,280	42,104,415
Fidelity Series Large Cap Value Fund	3,802,129	38,287,443
Fidelity Series Real Estate Equity Fund	172,341	1,831,984
Fidelity Series Small Cap Opportunities Fund	639,272	6,654,818
Fidelity Small Cap Growth Fund	264,002	3,936,267
Fidelity Small Cap Value Fund	286,566	4,006,197
TOTAL DOMESTIC EQUITY FUNDS		198,682,841
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,396,168)		229,752,293
International Equity Funds - 9.9%

Developed International Equity Funds - 7.6%
Fidelity Series International Growth Fund	2,744,133	27,743,190
Fidelity Series International Small Cap Fund	549,071	5,831,132
Fidelity Series International Value Fund	3,290,116	26,584,134
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		60,158,456
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	1,238,821	17,690,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,253,693)		77,848,818
Bond Funds - 35.5%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	420,175	$ 4,168,131
Fidelity Series Floating Rate High Income Fund	772,840	7,797,953
Fidelity Series High Income Fund	4,156,762	39,364,536
TOTAL HIGH YIELD BOND FUNDS		51,330,620
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	7,237,441	80,480,339
Investment Grade Bond Funds - 18.2%
Fidelity Series Investment Grade Bond Fund	12,285,744	143,497,486
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund	379,467	3,878,157
TOTAL BOND FUNDS (Cost $275,863,982)		279,186,602
Short-Term Funds - 25.5%

Fidelity Institutional Money Market Portfolio Institutional Class	109,548,457	109,548,457
Fidelity Short-Term Bond Fund	10,783,605	91,552,810
TOTAL SHORT-TERM FUNDS (Cost $203,064,489)		201,101,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $817,578,332)		787,888,980
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,653)
NET ASSETS - 100%		$ 787,871,327
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $819,701,875. Net unrealized depreciation aggregated $31,812,895, of which $11,557,649 related to appreciated investment securities and $43,370,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

December 31, 2011

1.811322.107

F10-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund	38,915,086	$ 348,679,170
Domestic Equity Funds - 31.5%
Fidelity Blue Chip Growth Fund	3,300,989	140,060,956
Fidelity Disciplined Equity Fund	17,845,129	383,848,735
Fidelity Growth Company Fund	4,285,375	346,643,972
Fidelity Series 100 Index Fund	31,930,818	281,629,817
Fidelity Series All-Sector Equity Fund	42,397,757	476,126,814
Fidelity Series Large Cap Value Fund	42,971,044	432,718,415
Fidelity Series Real Estate Equity Fund	2,023,034	21,504,856
Fidelity Series Small Cap Opportunities Fund	7,225,969	75,222,341
Fidelity Small Cap Growth Fund	2,985,702	44,516,821
Fidelity Small Cap Value Fund	3,240,458	45,301,610
TOTAL DOMESTIC EQUITY FUNDS		2,247,574,337
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,784,674,035)		2,596,253,507
International Equity Funds - 12.3%

Developed International Equity Funds - 9.5%
Fidelity Series International Growth Fund	30,779,993	311,185,729
Fidelity Series International Small Cap Fund	6,161,504	65,435,176
Fidelity Series International Value Fund	36,893,789	298,101,819
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		674,722,724
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	13,903,178	198,537,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $967,719,794)		873,260,110
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	4,214,716	$ 41,809,982
Fidelity Series Floating Rate High Income Fund	8,572,852	86,500,081
Fidelity Series High Income Fund	37,755,955	357,548,893
TOTAL HIGH YIELD BOND FUNDS		485,858,956
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund	70,529,327	784,286,115
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund	131,958,406	1,541,274,181
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	4,203,350	42,958,236
TOTAL BOND FUNDS (Cost $2,792,880,679)		2,854,377,488
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	431,447,314	431,447,314
Fidelity Short-Term Bond Fund	43,687,737	370,908,888
TOTAL SHORT-TERM FUNDS (Cost $817,109,376)		802,356,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,362,383,884)		7,126,247,307
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,255)
NET ASSETS - 100%		$ 7,126,244,052
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $7,396,506,745. Net unrealized depreciation aggregated $270,259,438, of which $168,847,963 related to appreciated investment securities and $439,107,401 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

December 31, 2011

1.811323.107

F15-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	40,568,111	$ 363,490,271
Domestic Equity Funds - 32.3%
Fidelity Blue Chip Growth Fund	3,408,626	144,628,014
Fidelity Disciplined Equity Fund	18,428,822	396,403,955
Fidelity Growth Company Fund	4,425,486	357,977,531
Fidelity Series 100 Index Fund	32,965,105	290,752,229
Fidelity Series All-Sector Equity Fund	43,859,987	492,547,657
Fidelity Series Large Cap Value Fund	44,409,791	447,206,591
Fidelity Series Real Estate Equity Fund	2,031,561	21,595,489
Fidelity Series Small Cap Opportunities Fund	7,467,734	77,739,108
Fidelity Small Cap Growth Fund	3,085,246	46,001,024
Fidelity Small Cap Value Fund	3,347,167	46,793,397
TOTAL DOMESTIC EQUITY FUNDS		2,321,644,995
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,694,771,416)		2,685,135,266
International Equity Funds - 12.7%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund	32,100,950	324,540,607
Fidelity Series International Small Cap Fund	6,423,328	68,215,747
Fidelity Series International Value Fund	38,488,361	310,985,954
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		703,742,308
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	14,491,669	206,941,038
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $990,067,858)		910,683,346
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	4,416,539	$ 43,812,067
Fidelity Series Floating Rate High Income Fund	8,654,351	87,322,404
Fidelity Series High Income Fund	38,117,647	360,974,114
TOTAL HIGH YIELD BOND FUNDS		492,108,585
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund	67,662,839	752,410,765
Investment Grade Bond Funds - 22.3%
Fidelity Series Investment Grade Bond Fund	137,501,731	1,606,020,221
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	4,230,167	43,232,307
TOTAL BOND FUNDS (Cost $2,774,038,650)		2,893,771,878
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	380,130,300	380,130,300
Fidelity Short-Term Bond Fund	37,954,640	322,234,891
TOTAL SHORT-TERM FUNDS (Cost $706,180,421)		702,365,191
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,165,058,345)		7,191,955,681
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,897)
NET ASSETS - 100%		$ 7,191,953,784
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $7,179,633,531. Net unrealized appreciation aggregated $12,322,150, of which $349,856,816 related to appreciated investment securities and $337,534,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

December 31, 2011

1.811330.107

F20-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.0%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund	98,009,443	$ 878,164,611
Domestic Equity Funds - 37.2%
Fidelity Blue Chip Growth Fund	8,281,556	351,386,434
Fidelity Disciplined Equity Fund	44,753,854	962,655,397
Fidelity Growth Company Fund	10,746,199	869,260,060
Fidelity Series 100 Index Fund	80,060,618	706,134,648
Fidelity Series All-Sector Equity Fund	106,483,716	1,195,812,128
Fidelity Series Large Cap Value Fund	107,841,968	1,085,968,619
Fidelity Series Real Estate Equity Fund	5,010,258	53,259,046
Fidelity Series Small Cap Opportunities Fund	18,131,976	188,753,869
Fidelity Small Cap Growth Fund	7,489,841	111,673,536
Fidelity Small Cap Value Fund	8,128,009	113,629,562
TOTAL DOMESTIC EQUITY FUNDS		5,638,533,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,375,584,406)		6,516,697,910
International Equity Funds - 14.5%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund	77,627,835	784,817,414
Fidelity Series International Small Cap Fund	15,534,876	164,980,387
Fidelity Series International Value Fund	93,072,660	752,027,090
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,701,824,891
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	35,055,516	500,592,768
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,395,161,841)		2,202,417,659
Bond Funds - 37.5%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	10,234,235	$ 101,523,616
Fidelity Series Floating Rate High Income Fund	17,137,642	172,918,805
Fidelity Series High Income Fund	100,383,884	950,635,382
TOTAL HIGH YIELD BOND FUNDS		1,225,077,803
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	112,509,284	1,251,103,235
Investment Grade Bond Funds - 20.6%
Fidelity Series Investment Grade Bond Fund	267,268,474	3,121,695,773
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	8,376,400	85,606,806
TOTAL BOND FUNDS (Cost $5,492,610,237)		5,683,483,617
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Institutional Class	405,952,721	405,952,721
Fidelity Short-Term Bond Fund	40,639,733	345,031,332
TOTAL SHORT-TERM FUNDS (Cost $750,795,194)		750,984,053
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,014,151,678)	15,153,583,239
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,902)
NET ASSETS - 100%	$ 15,153,568,337
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $15,075,883,880. Net unrealized appreciation aggregated $77,699,359, of which $842,732,664 related to appreciated investment securities and $765,033,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

December 31, 2011

1.811340.107

F25-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.7%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	63,263,797	$ 566,843,625
Domestic Equity Funds - 43.8%
Fidelity Blue Chip Growth Fund	5,273,315	223,746,754
Fidelity Disciplined Equity Fund	28,501,018	613,056,907
Fidelity Growth Company Fund	6,843,883	553,601,689
Fidelity Series 100 Index Fund	50,976,475	449,612,512
Fidelity Series All-Sector Equity Fund	67,840,454	761,848,302
Fidelity Series Large Cap Value Fund	68,691,538	691,723,783
Fidelity Series Real Estate Equity Fund	3,107,060	33,028,045
Fidelity Series Small Cap Opportunities Fund	11,548,499	120,219,873
Fidelity Small Cap Growth Fund	4,771,353	71,140,879
Fidelity Small Cap Value Fund	5,175,205	72,349,362
TOTAL DOMESTIC EQUITY FUNDS		3,590,328,106
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,478,503,478)		4,157,171,731
International Equity Funds - 17.3%

Developed International Equity Funds - 13.4%
Fidelity Series International Growth Fund	49,984,408	505,342,360
Fidelity Series International Small Cap Fund	10,000,000	106,200,005
Fidelity Series International Value Fund	59,936,750	484,288,941
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,095,831,306
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund	22,565,229	322,231,470
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,568,698,670)		1,418,062,776
Bond Funds - 31.7%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	5,756,872	$57,108,170
Fidelity Series Floating Rate High Income Fund	7,481,832	75,491,687
Fidelity Series High Income Fund	64,385,690	609,732,486
TOTAL HIGH YIELD BOND FUNDS		742,332,343
Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund	37,543,337	417,481,907
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	121,031,749	1,413,650,837
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund	3,654,542	37,349,414
TOTAL BOND FUNDS (Cost $2,571,230,579)		2,610,814,501
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Institutional Class	11,571,710	11,571,710
Fidelity Short-Term Bond Fund	1,153,813	9,795,874
TOTAL SHORT-TERM FUNDS (Cost $21,383,297)		21,367,584
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,639,816,024)		8,207,416,592
NET OTHER ASSETS (LIABILITIES) - 0.0%		(461)
NET ASSETS - 100%		$ 8,207,416,131
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $8,669,722,907. Net unrealized depreciation aggregated $462,306,315, of which $222,192,394 related to appreciated investment securities and $684,498,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

December 31, 2011

1.811347.107

F30-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.2%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund	89,995,624	$ 806,360,789
Domestic Equity Funds - 46.0%
Fidelity Blue Chip Growth Fund	7,559,752	320,760,267
Fidelity Disciplined Equity Fund	40,867,986	879,070,381
Fidelity Growth Company Fund	9,814,654	793,907,380
Fidelity Series 100 Index Fund	73,099,198	644,734,930
Fidelity Series All-Sector Equity Fund	97,237,089	1,091,972,509
Fidelity Series Large Cap Value Fund	98,462,409	991,516,458
Fidelity Series Real Estate Equity Fund	4,479,672	47,618,912
Fidelity Series Small Cap Opportunities Fund	16,552,097	172,307,332
Fidelity Small Cap Growth Fund	6,838,624	101,963,879
Fidelity Small Cap Value Fund	7,417,550	103,697,352
TOTAL DOMESTIC EQUITY FUNDS		5,147,549,400
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,970,178,995)		5,953,910,189
International Equity Funds - 18.1%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	71,213,439	719,967,869
Fidelity Series International Small Cap Fund	14,250,678	151,342,203
Fidelity Series International Value Fund	85,384,793	689,909,129
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,561,219,201

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	32,156,020	$ 459,187,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,214,703,568)		2,020,407,163
Bond Funds - 28.7%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	8,314,061	82,475,484
Fidelity Series Floating Rate High Income Fund	10,306,165	103,989,208
Fidelity Series High Income Fund	88,273,614	835,951,125
TOTAL HIGH YIELD BOND FUNDS		1,022,415,817
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund	17,970,772	199,834,984
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	165,954,560	1,938,349,254
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund	5,031,834	51,425,343
TOTAL BOND FUNDS (Cost $3,201,062,747)		3,212,025,398
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,385,945,310)		11,186,342,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107)
NET ASSETS - 100%		$ 11,186,342,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $11,429,990,499. Net unrealized depreciation aggregated $243,647,749, of which $532,205,100 related to appreciated investment securities and $775,852,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

December 31, 2011

1.811348.107

F35-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	50,798,736	$ 455,156,672
Domestic Equity Funds - 52.4%
Fidelity Blue Chip Growth Fund	4,215,396	178,859,252
Fidelity Disciplined Equity Fund	22,786,713	490,142,198
Fidelity Growth Company Fund	5,471,989	442,629,168
Fidelity Series 100 Index Fund	40,747,830	359,395,859
Fidelity Series All-Sector Equity Fund	54,231,261	609,017,062
Fidelity Series Large Cap Value Fund	54,922,064	553,065,186
Fidelity Series Real Estate Equity Fund	2,445,983	26,000,804
Fidelity Series Small Cap Opportunities Fund	9,233,423	96,119,935
Fidelity Small Cap Growth Fund	3,814,180	56,869,427
Fidelity Small Cap Value Fund	4,135,531	57,814,729
TOTAL DOMESTIC EQUITY FUNDS		2,869,913,620
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,565,292,569)		3,325,070,292
International Equity Funds - 20.8%

Developed International Equity Funds - 16.1%
Fidelity Series International Growth Fund	40,151,809	405,934,788
Fidelity Series International Small Cap Fund	8,032,628	85,306,509
Fidelity Series International Value Fund	48,152,084	389,068,837
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		880,310,134
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	18,125,051	258,825,726
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,264,715,922)		1,139,135,860
Bond Funds - 18.5%
	Shares	Value
High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund	4,233,705	$ 41,998,357
Fidelity Series Floating Rate High Income Fund	2,734,190	27,587,982
Fidelity Series High Income Fund	42,709,034	404,454,552
TOTAL HIGH YIELD BOND FUNDS		474,040,891
Investment Grade Bond Funds - 9.7%
Fidelity Series Investment Grade Bond Fund	45,371,155	529,935,094
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund	1,334,587	13,639,483
TOTAL BOND FUNDS (Cost $1,025,379,830)		1,017,615,468
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,855,388,321)	5,481,821,620
NET OTHER ASSETS (LIABILITIES) - 0.0%	(85)
NET ASSETS - 100%	$ 5,481,821,535
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $5,879,478,148. Net unrealized depreciation aggregated $397,656,528, of which $137,586,234 related to appreciated investment securities and $535,242,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

December 31, 2011

1.811349.107

F40-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	63,690,771	$ 570,669,308
Domestic Equity Funds - 53.0%
Fidelity Blue Chip Growth Fund	5,331,250	226,204,947
Fidelity Disciplined Equity Fund	28,814,610	619,802,255
Fidelity Growth Company Fund	6,919,397	559,710,049
Fidelity Series 100 Index Fund	51,531,548	454,508,252
Fidelity Series All-Sector Equity Fund	68,571,346	770,056,211
Fidelity Series Large Cap Value Fund	69,446,373	699,324,975
Fidelity Series Real Estate Equity Fund	3,087,523	32,820,364
Fidelity Series Small Cap Opportunities Fund	11,675,681	121,543,843
Fidelity Small Cap Growth Fund	4,822,921	71,909,757
Fidelity Small Cap Value Fund	5,229,670	73,110,782
TOTAL DOMESTIC EQUITY FUNDS		3,628,991,435
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,292,938,082)		4,199,660,743
International Equity Funds - 20.9%

Developed International Equity Funds - 16.1%
Fidelity Series International Growth Fund	50,400,016	509,544,161
Fidelity Series International Small Cap Fund	10,083,343	107,085,104
Fidelity Series International Value Fund	60,433,723	488,304,480
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,104,933,745

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	22,752,974	$ 324,912,476
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,580,007,711)		1,429,846,221
Bond Funds - 17.8%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	5,541,660	54,973,269
Fidelity Series Floating Rate High Income Fund	3,019,407	30,465,814
Fidelity Series High Income Fund	56,908,083	538,919,548
TOTAL HIGH YIELD BOND FUNDS		624,358,631
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	50,141,265	585,649,972
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund	1,471,762	15,041,409
TOTAL BOND FUNDS (Cost $1,242,608,232)		1,225,050,012
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,115,554,025)		6,854,556,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 6,854,556,872
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $7,143,419,876. Net unrealized depreciation aggregated $288,862,900, of which $297,130,626 related to appreciated investment securities and $585,993,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

December 31, 2011

1.843410.105

F45-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	21,213,996	$ 190,077,403
Domestic Equity Funds - 53.9%
Fidelity Blue Chip Growth Fund	1,739,481	73,806,172
Fidelity Disciplined Equity Fund	9,396,775	202,124,631
Fidelity Growth Company Fund	2,256,223	182,505,848
Fidelity Series 100 Index Fund	16,798,226	148,160,355
Fidelity Series All-Sector Equity Fund	22,376,102	251,283,630
Fidelity Series Large Cap Value Fund	22,663,815	228,224,615
Fidelity Series Real Estate Equity Fund	1,002,270	10,654,126
Fidelity Series Small Cap Opportunities Fund	3,810,093	39,663,068
Fidelity Small Cap Growth Fund	1,573,043	23,454,066
Fidelity Small Cap Value Fund	1,705,688	23,845,512
TOTAL DOMESTIC EQUITY FUNDS		1,183,722,023
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,282,477,867)		1,373,799,426
International Equity Funds - 21.7%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	16,790,942	169,756,424
Fidelity Series International Small Cap Fund	3,356,705	35,648,209
Fidelity Series International Value Fund	20,143,106	162,756,296
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		368,160,929

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	7,573,740	$ 108,153,011
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $512,215,231)		476,313,940
Bond Funds - 15.7%

High Yield Bond Funds - 10.8%
Fidelity Series Emerging Markets Debt Fund	1,869,643	18,546,856
Fidelity Series Floating Rate High Income Fund	540,747	5,456,138
Fidelity Series High Income Fund	22,488,821	212,969,139
TOTAL HIGH YIELD BOND FUNDS		236,972,133
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund	9,092,304	106,198,113
Real Estate Bond Funds - 0.1%
Fidelity Series Real Estate Income Fund	264,074	2,698,841
TOTAL BOND FUNDS (Cost $352,519,683)		345,869,087
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,147,212,781)		2,195,982,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 2,195,982,447
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,162,843,041. Net unrealized appreciation aggregated $33,139,412, of which $181,411,983 related to appreciated investment securities and $148,272,571 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

December 31, 2011

1.843411.105

F50-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	18,303,910	$ 164,003,036
Domestic Equity Funds - 56.0%
Fidelity Blue Chip Growth Fund	1,508,020	63,985,308
Fidelity Disciplined Equity Fund	8,147,791	175,258,986
Fidelity Growth Company Fund	1,956,278	158,243,331
Fidelity Series 100 Index Fund	14,564,008	128,454,549
Fidelity Series All-Sector Equity Fund	19,405,606	217,924,954
Fidelity Series Large Cap Value Fund	19,652,670	197,902,390
Fidelity Series Real Estate Equity Fund	860,166	9,143,565
Fidelity Series Small Cap Opportunities Fund	3,304,342	34,398,205
Fidelity Small Cap Growth Fund	1,363,836	20,334,794
Fidelity Small Cap Value Fund	1,479,195	20,679,148
TOTAL DOMESTIC EQUITY FUNDS		1,026,325,230
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,134,781,913)		1,190,328,266
International Equity Funds - 22.4%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund	14,490,604	146,500,004
Fidelity Series International Small Cap Fund	2,896,845	30,764,492
Fidelity Series International Value Fund	17,384,096	140,463,494
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		317,727,990
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	6,535,621	93,328,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $442,487,684)		411,056,657
Bond Funds - 12.7%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund	1,615,973	$ 16,030,453
Fidelity Series Floating Rate High Income Fund	171,209	1,727,502
Fidelity Series High Income Fund	18,751,381	177,575,575
TOTAL HIGH YIELD BOND FUNDS		195,333,530
Investment Grade Bond Funds - 2.0%
Fidelity Series Investment Grade Bond Fund	3,201,263	37,390,749
Real Estate Bond Funds - 0.0%
Fidelity Series Real Estate Income Fund	83,557	853,949
TOTAL BOND FUNDS (Cost $243,147,793)		233,578,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,820,417,390)		1,834,963,151
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14)
NET ASSETS - 100%		$ 1,834,963,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,834,895,737. Net unrealized appreciation aggregated $67,414, of which $139,513,778 related to appreciated investment securities and $139,446,364 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2055 Fund

December 31, 2011

1.927052.100

FF55-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund	98,870	$ 885,876
Domestic Equity Funds - 56.8%
Fidelity Blue Chip Growth Fund	7,937	336,759
Fidelity Disciplined Equity Fund	42,820	921,066
Fidelity Growth Company Fund	10,272	830,905
Fidelity Series 100 Index Fund	76,451	674,294
Fidelity Series All-Sector Equity Fund	102,142	1,147,057
Fidelity Series Large Cap Value Fund	103,654	1,043,791
Fidelity Series Real Estate Equity Fund	3,854	40,972
Fidelity Series Small Cap Opportunities Fund	17,443	181,579
Fidelity Small Cap Growth Fund	7,169	106,886
Fidelity Small Cap Value Fund	7,793	108,943
TOTAL DOMESTIC EQUITY FUNDS		5,392,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,935,825)		6,278,128
International Equity Funds - 23.6%

Developed International Equity Funds - 18.3%
Fidelity Series International Growth Fund	79,174	800,449
Fidelity Series International Small Cap Fund	15,813	167,935
Fidelity Series International Value Fund	95,054	768,035
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,736,419

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	35,668	$ 509,333
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,536,209)		2,245,752
Bond Funds - 10.3%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund	7,869	78,059
Fidelity Series Floating Rate High Income Fund	63	635
Fidelity Series High Income Fund	94,329	893,299
TOTAL HIGH YIELD BOND FUNDS		971,993
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	298	3,477
Real Estate Bond Funds - 0.0%
Fidelity Series Real Estate Income Fund	30	308
TOTAL BOND FUNDS (Cost $1,008,203)		975,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,480,237)		9,499,658
NET OTHER ASSETS (LIABILITIES) - 0.0%		14
NET ASSETS - 100%		$ 9,499,672
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $10,486,035. Net unrealized depreciation aggregated $986,377, of which $51,037 related to appreciated investment securities and $1,037,414 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

December 31, 2011

1.811331.107

FRI-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	4,851,131	$ 43,466,135
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund	454,809	19,297,532
Fidelity Disciplined Equity Fund	2,456,899	52,847,899
Fidelity Growth Company Fund	589,858	47,713,590
Fidelity Series 100 Index Fund	4,394,852	38,762,593
Fidelity Series All-Sector Equity Fund	5,840,249	65,586,001
Fidelity Series Large Cap Value Fund	5,920,116	59,615,572
Fidelity Series Real Estate Equity Fund	291,007	3,093,405
Fidelity Series Small Cap Opportunities Fund	995,129	10,359,295
Fidelity Small Cap Growth Fund	411,489	6,135,301
Fidelity Small Cap Value Fund	446,021	6,235,374
TOTAL DOMESTIC EQUITY FUNDS		309,646,562
TOTAL DOMESTIC EQUITY FUNDS (Cost $310,913,059)		353,112,697
International Equity Funds - 5.1%

Developed International Equity Funds - 3.9%
Fidelity Series International Growth Fund	4,255,771	43,025,848
Fidelity Series International Small Cap Fund	851,730	9,045,377
Fidelity Series International Value Fund	5,102,211	41,225,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,297,089
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,922,006	27,446,243
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $130,360,397)		120,743,332
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund	1,168,892	$ 11,595,408
Fidelity Series Floating Rate High Income Fund	2,754,159	27,789,464
Fidelity Series High Income Fund	12,657,894	119,870,254
TOTAL HIGH YIELD BOND FUNDS		159,255,126
Inflation-Protected Bond Funds - 12.4%
Fidelity Series Inflation-Protected Bond Index Fund	26,665,965	296,525,528
Investment Grade Bond Funds - 20.1%
Fidelity Series Investment Grade Bond Fund	41,123,989	480,328,197
Real Estate Bond Funds - 0.6%
Fidelity Series Real Estate Income Fund	1,352,731	13,824,908
TOTAL BOND FUNDS (Cost $889,897,386)		949,933,759
Short-Term Funds - 40.3%

Fidelity Institutional Money Market Portfolio Institutional Class	521,075,484	521,075,484
Fidelity Short-Term Bond Fund	51,904,624	440,670,257
TOTAL SHORT-TERM FUNDS (Cost $971,011,094)		961,745,741
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,302,181,936)		2,385,535,529
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101)
NET ASSETS - 100%		$ 2,385,535,428
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,306,955,881. Net unrealized appreciation aggregated $78,579,648, of which $123,016,615 related to appreciated investment securities and $44,436,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

December 31, 2011

1.907101.102

FF-K-00-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	1,205,947	$ 10,817,342
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund Class F	111,137	4,722,194
Fidelity Disciplined Equity Fund Class F	602,683	12,945,641
Fidelity Growth Company Fund Class F	144,700	11,691,733
Fidelity Series 100 Index Fund	1,075,967	9,490,031
Fidelity Series All-Sector Equity Fund Class F	1,429,813	16,056,795
Fidelity Series Large Cap Value Fund Class F	1,450,850	14,610,061
Fidelity Series Real Estate Equity Fund Class F	59,815	635,832
Fidelity Series Small Cap Opportunities Fund Class F	243,054	2,539,918
Fidelity Small Cap Growth Fund Class F	100,056	1,500,842
Fidelity Small Cap Value Fund Class F	109,419	1,531,867
TOTAL DOMESTIC EQUITY FUNDS		75,724,914
TOTAL DOMESTIC EQUITY FUNDS (Cost $87,909,098)		86,542,256
International Equity Funds - 5.1%

Developed International Equity Funds - 3.9%
Fidelity Series International Growth Fund Class F	1,049,197	10,617,872
Fidelity Series International Small Cap Fund Class F	210,181	2,234,219
Fidelity Series International Value Fund Class F	1,258,163	10,178,535
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		23,030,626
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	473,503	6,771,089
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,748,268)		29,801,715
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund Class F	240,271	$ 2,383,486
Fidelity Series Floating Rate High Income Fund Class F	548,846	5,537,859
Fidelity Series High Income Fund Class F	3,082,383	29,190,171
TOTAL HIGH YIELD BOND FUNDS		37,111,516
Inflation-Protected Bond Funds - 12.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,480,434	71,997,624
Investment Grade Bond Funds - 20.4%
Fidelity Series Investment Grade Bond Fund Class F	10,172,965	118,921,961
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund Class F	275,635	2,816,994
TOTAL BOND FUNDS (Cost $228,450,399)		230,848,095
Short-Term Funds - 40.3%

Fidelity Institutional Money Market Portfolio Class F	128,144,222	128,144,222
Fidelity Short Term Bond Fund Class F	12,511,844	106,225,554
TOTAL SHORT-TERM FUNDS (Cost $233,733,343)		234,369,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $582,841,108)		581,561,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,483)
NET ASSETS - 100%		$ 581,538,359
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $583,726,906. Net unrealized depreciation aggregated $2,165,064, of which $7,857,179 related to appreciated investment securities and $10,022,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

December 31, 2011

1.907103.102

FF-K-05-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund Class F	1,461,767	$ 13,112,052
Domestic Equity Funds - 25.3%
Fidelity Blue Chip Growth Fund Class F	122,376	5,199,763
Fidelity Disciplined Equity Fund Class F	663,378	14,249,360
Fidelity Growth Company Fund Class F	159,302	12,871,622
Fidelity Series 100 Index Fund	1,184,741	10,449,416
Fidelity Series All-Sector Equity Fund Class F	1,576,537	17,704,511
Fidelity Series Large Cap Value Fund Class F	1,596,576	16,077,525
Fidelity Series Real Estate Equity Fund Class F	63,736	677,518
Fidelity Series Small Cap Opportunities Fund Class F	267,439	2,794,738
Fidelity Small Cap Growth Fund Class F	110,297	1,654,459
Fidelity Small Cap Value Fund Class F	120,223	1,683,115
TOTAL DOMESTIC EQUITY FUNDS		83,362,027
TOTAL DOMESTIC EQUITY FUNDS (Cost $97,774,303)		96,474,079
International Equity Funds - 9.9%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund Class F	1,154,413	11,682,660
Fidelity Series International Small Cap Fund Class F	231,135	2,456,968
Fidelity Series International Value Fund Class F	1,384,402	11,199,810
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		25,339,438
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund Class F	520,841	7,448,031
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,600,951)		32,787,469
Bond Funds - 35.3%
	Shares	Value
High Yield Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund Class F	155,553	$ 1,543,086
Fidelity Series Floating Rate High Income Fund Class F	279,593	2,821,092
Fidelity Series High Income Fund Class F	1,743,269	16,508,754
TOTAL HIGH YIELD BOND FUNDS		20,872,932
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,038,345	33,756,008
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund Class F	5,183,553	60,595,733
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund Class F	140,293	1,433,791
TOTAL BOND FUNDS (Cost $115,400,649)		116,658,464
Short-Term Funds - 25.6%

Fidelity Institutional Money Market Portfolio Class F	45,801,791	45,801,791
Fidelity Short Term Bond Fund Class F	4,544,264	38,580,803
TOTAL SHORT-TERM FUNDS (Cost $84,213,398)		84,382,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $332,989,301)	330,302,606
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,980)
NET ASSETS - 100%	$ 330,289,626
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $334,538,933. Net unrealized depreciation aggregated $4,236,327, of which $6,325,183 related to appreciated investment securities and $10,561,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

December 31, 2011

1.907105.102

FF-K-10-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund Class F	19,551,609	$ 175,377,935
Domestic Equity Funds - 31.7%
Fidelity Blue Chip Growth Fund Class F	1,660,349	70,548,212
Fidelity Disciplined Equity Fund Class F	9,001,087	193,343,351
Fidelity Growth Company Fund Class F	2,162,138	174,700,716
Fidelity Series 100 Index Fund	16,081,057	141,834,924
Fidelity Series All-Sector Equity Fund Class F	21,371,669	240,003,842
Fidelity Series Large Cap Value Fund Class F	21,655,757	218,073,477
Fidelity Series Real Estate Equity Fund Class F	836,200	8,888,810
Fidelity Series Small Cap Opportunities Fund Class F	3,627,622	37,908,654
Fidelity Small Cap Growth Fund Class F	1,496,867	22,453,004
Fidelity Small Cap Value Fund Class F	1,631,068	22,834,957
TOTAL DOMESTIC EQUITY FUNDS		1,130,589,947
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,338,711,192)		1,305,967,882
International Equity Funds - 12.3%

Developed International Equity Funds - 9.5%
Fidelity Series International Growth Fund Class F	15,476,797	156,625,188
Fidelity Series International Small Cap Fund Class F	3,099,982	32,952,806
Fidelity Series International Value Fund Class F	18,547,318	150,047,804
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		339,625,798
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	6,984,005	99,871,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $482,758,290)		439,497,075
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund Class F	1,739,411	$ 17,254,961
Fidelity Series Floating Rate High Income Fund Class F	3,460,823	34,919,705
Fidelity Series High Income Fund Class F	18,972,504	179,669,613
TOTAL HIGH YIELD BOND FUNDS		231,844,279
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	35,495,298	394,352,755
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund Class F	66,339,423	775,507,849
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund Class F	1,736,153	17,743,479
TOTAL BOND FUNDS (Cost $1,404,415,748)		1,419,448,362
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Class F	217,853,647	217,853,647
Fidelity Short Term Bond Fund Class F	21,884,259	185,797,360
TOTAL SHORT-TERM FUNDS (Cost $402,692,730)		403,651,007
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,628,577,960)	3,568,564,326
NET OTHER ASSETS (LIABILITIES) - 0.0%	(143,530)
NET ASSETS - 100%	$ 3,568,420,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $3,636,105,139. Net unrealized depreciation aggregated $67,540,813, of which $71,232,975 related to appreciated investment securities and $138,773,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

December 31, 2011

1.907107.102

FF-K-15-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F	25,483,411	$ 228,586,195
Domestic Equity Funds - 32.4%
Fidelity Blue Chip Growth Fund Class F	2,134,196	90,682,007
Fidelity Disciplined Equity Fund Class F	11,557,624	248,257,758
Fidelity Growth Company Fund Class F	2,774,829	224,206,147
Fidelity Series 100 Index Fund	20,636,604	182,014,847
Fidelity Series All-Sector Equity Fund Class F	27,497,622	308,798,294
Fidelity Series Large Cap Value Fund Class F	27,827,174	280,219,641
Fidelity Series Real Estate Equity Fund Class F	1,094,822	11,637,960
Fidelity Series Small Cap Opportunities Fund Class F	4,661,135	48,708,863
Fidelity Small Cap Growth Fund Class F	1,920,627	28,809,398
Fidelity Small Cap Value Fund Class F	2,094,572	29,324,002
TOTAL DOMESTIC EQUITY FUNDS		1,452,658,917
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,728,620,292)		1,681,245,112
International Equity Funds - 12.7%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund Class F	20,160,191	204,021,131
Fidelity Series International Small Cap Fund Class F	4,035,724	42,899,747
Fidelity Series International Value Fund Class F	24,176,057	195,584,301
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		442,505,179
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	9,095,874	130,071,001
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $629,766,667)		572,576,180
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund Class F	2,378,896	$ 23,598,647
Fidelity Series Floating Rate High Income Fund Class F	4,519,660	45,603,373
Fidelity Series High Income Fund Class F	23,841,124	225,775,443
TOTAL HIGH YIELD BOND FUNDS		294,977,463
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	42,370,058	470,731,340
Investment Grade Bond Funds - 22.5%
Fidelity Series Investment Grade Bond Fund Class F	86,335,072	1,009,256,992
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund Class F	2,276,179	23,262,549
TOTAL BOND FUNDS (Cost $1,781,596,640)		1,798,228,344
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F	238,830,149	238,830,149
Fidelity Short Term Bond Fund Class F	23,662,013	200,890,488
TOTAL SHORT-TERM FUNDS (Cost $438,755,201)		439,720,637
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,578,738,800)	4,491,770,273
NET OTHER ASSETS (LIABILITIES) - 0.0%	(179,756)
NET ASSETS - 100%	$ 4,491,590,517
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $4,589,557,223. Net unrealized depreciation aggregated $97,786,950, of which $87,597,959 related to appreciated investment securities and $185,384,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

December 31, 2011

1.907109.102

FF-K-20-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.1%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund Class F	63,770,937	$ 572,025,302
Domestic Equity Funds - 37.3%
Fidelity Blue Chip Growth Fund Class F	5,374,689	228,370,523
Fidelity Disciplined Equity Fund Class F	29,127,701	625,663,020
Fidelity Growth Company Fund Class F	6,993,958	565,111,823
Fidelity Series 100 Index Fund	52,007,745	458,708,308
Fidelity Series All-Sector Equity Fund Class F	69,266,080	777,858,082
Fidelity Series Large Cap Value Fund Class F	70,126,429	706,173,139
Fidelity Series Real Estate Equity Fund Class F	2,656,415	28,237,687
Fidelity Series Small Cap Opportunities Fund Class F	11,749,024	122,777,304
Fidelity Small Cap Growth Fund Class F	4,842,257	72,633,848
Fidelity Small Cap Value Fund Class F	5,279,961	73,919,455
TOTAL DOMESTIC EQUITY FUNDS		3,659,453,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,375,400,951)		4,231,478,491
International Equity Funds - 14.6%

Developed International Equity Funds - 11.3%
Fidelity Series International Growth Fund Class F	50,529,360	511,357,123
Fidelity Series International Small Cap Fund Class F	10,116,399	107,537,319
Fidelity Series International Value Fund Class F	60,597,145	490,230,904
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,109,125,346
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F	22,797,866	326,009,480
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,578,359,215)		1,435,134,826
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F	5,423,172	$ 53,797,863
Fidelity Series Floating Rate High Income Fund Class F	8,803,827	88,830,614
Fidelity Series High Income Fund Class F	65,052,713	616,049,191
TOTAL HIGH YIELD BOND FUNDS		758,677,668
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	73,059,961	811,696,162
Investment Grade Bond Funds - 20.7%
Fidelity Series Investment Grade Bond Fund Class F	173,866,813	2,032,503,043
Real Estate Bond Funds - 0.5%
Fidelity Series Real Estate Income Fund Class F	4,434,141	45,316,918
TOTAL BOND FUNDS (Cost $3,628,840,290)		3,648,193,791
Short-Term Funds - 5.0%

Fidelity Institutional Money Market Portfolio Class F	264,722,035	264,722,035
Fidelity Short Term Bond Fund Class F	26,242,818	222,801,522
TOTAL SHORT-TERM FUNDS (Cost $487,039,174)		487,523,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,069,639,630)		9,802,330,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		(391,982)
NET ASSETS - 100%		$ 9,801,938,683
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $10,091,460,850. Net unrealized depreciation aggregated $289,130,185, of which $187,021,387 related to appreciated investment securities and $476,151,572 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

December 31, 2011

1.907112.102

FF-K-25-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund Class F	40,347,444	$ 361,916,573
Domestic Equity Funds - 43.9%
Fidelity Blue Chip Growth Fund Class F	3,376,307	143,459,278
Fidelity Disciplined Equity Fund Class F	18,289,223	392,852,507
Fidelity Growth Company Fund Class F	4,390,794	354,776,173
Fidelity Series 100 Index Fund	32,651,619	287,987,282
Fidelity Series All-Sector Equity Fund Class F	43,525,681	488,793,401
Fidelity Series Large Cap Value Fund Class F	44,048,825	443,571,665
Fidelity Series Real Estate Equity Fund Class F	1,674,452	17,799,420
Fidelity Series Small Cap Opportunities Fund Class F	7,380,855	77,129,937
Fidelity Small Cap Growth Fund Class F	3,039,028	45,585,421
Fidelity Small Cap Value Fund Class F	3,316,075	46,425,046
TOTAL DOMESTIC EQUITY FUNDS		2,298,380,130
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,758,418,834)		2,660,296,703
International Equity Funds - 17.3%

Developed International Equity Funds - 13.4%
Fidelity Series International Growth Fund Class F	31,950,391	323,337,961
Fidelity Series International Small Cap Fund Class F	6,395,123	67,980,161
Fidelity Series International Value Fund Class F	38,325,369	310,052,233
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		701,370,355
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund Class F	14,410,113	206,064,613
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $999,424,759)		907,434,968
Bond Funds - 31.6%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	3,092,602	$ 30,678,611
Fidelity Series Floating Rate High Income Fund Class F	3,898,374	39,334,599
Fidelity Series High Income Fund Class F	41,160,772	389,792,507
TOTAL HIGH YIELD BOND FUNDS		459,805,717
Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	24,012,322	266,776,896
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund Class F	77,306,477	903,712,721
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund Class F	1,967,393	20,106,755
TOTAL BOND FUNDS (Cost $1,648,866,786)		1,650,402,089
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class F	7,436,722	7,436,722
Fidelity Short Term Bond Fund Class F	734,572	6,236,520
TOTAL SHORT-TERM FUNDS (Cost $13,682,549)		13,673,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,420,392,928)	5,231,807,002
NET OTHER ASSETS (LIABILITIES) - 0.0%	(207,057)
NET ASSETS - 100%	$ 5,231,599,945
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $5,435,040,396. Net unrealized depreciation aggregated $203,233,394, of which $103,140,243 related to appreciated investment securities and $306,373,637 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

December 31, 2011

1.907114.102

FF-K-30-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F	58,866,056	$ 528,028,527
Domestic Equity Funds - 46.1%
Fidelity Blue Chip Growth Fund Class F	4,933,366	209,618,729
Fidelity Disciplined Equity Fund Class F	26,735,219	574,272,504
Fidelity Growth Company Fund Class F	6,419,284	518,678,153
Fidelity Series 100 Index Fund	47,726,109	420,944,281
Fidelity Series All-Sector Equity Fund Class F	63,592,104	714,139,332
Fidelity Series Large Cap Value Fund Class F	64,370,147	648,207,384
Fidelity Series Real Estate Equity Fund Class F	2,455,696	26,104,044
Fidelity Series Small Cap Opportunities Fund Class F	10,786,256	112,716,374
Fidelity Small Cap Growth Fund Class F	4,444,368	66,665,525
Fidelity Small Cap Value Fund Class F	4,842,595	67,796,325
TOTAL DOMESTIC EQUITY FUNDS		3,359,142,651
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,033,314,439)		3,887,171,178
International Equity Funds - 18.2%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund Class F	46,618,917	471,783,441
Fidelity Series International Small Cap Fund Class F	9,332,095	99,200,166
Fidelity Series International Value Fund Class F	55,910,668	452,317,304
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,023,300,911

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund Class F	21,029,713	$ 300,724,895
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,458,814,730)		1,324,025,806
Bond Funds - 28.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	4,555,319	45,188,766
Fidelity Series Floating Rate High Income Fund Class F	5,462,762	55,119,264
Fidelity Series High Income Fund Class F	57,484,468	544,377,914
TOTAL HIGH YIELD BOND FUNDS		644,685,944
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,728,663	130,305,443
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund Class F	108,425,118	1,267,489,622
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund Class F	2,754,880	28,154,869
TOTAL BOND FUNDS (Cost $2,077,549,508)		2,070,635,878
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,569,678,677)		7,281,832,862
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290,363)
NET ASSETS - 100%		$ 7,281,542,499
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $7,587,742,885. Net unrealized depreciation aggregated $305,910,023, of which $141,705,010 related to appreciated investment securities and $447,615,033 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

December 31, 2011

1.907116.102

FF-K-35-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	34,098,244	$ 305,861,251
Domestic Equity Funds - 52.5%
Fidelity Blue Chip Growth Fund Class F	2,837,548	120,567,433
Fidelity Disciplined Equity Fund Class F	15,369,448	330,135,754
Fidelity Growth Company Fund Class F	3,690,001	298,152,056
Fidelity Series 100 Index Fund	27,430,991	241,941,337
Fidelity Series All-Sector Equity Fund Class F	36,570,131	410,682,571
Fidelity Series Large Cap Value Fund Class F	37,019,512	372,786,481
Fidelity Series Real Estate Equity Fund Class F	1,391,669	14,793,446
Fidelity Series Small Cap Opportunities Fund Class F	6,202,334	64,814,388
Fidelity Small Cap Growth Fund Class F	2,553,764	38,306,461
Fidelity Small Cap Value Fund Class F	2,784,526	38,983,365
TOTAL DOMESTIC EQUITY FUNDS		1,931,163,292
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,331,485,575)		2,237,024,543
International Equity Funds - 20.9%

Developed International Equity Funds - 16.1%
Fidelity Series International Growth Fund Class F	26,996,914	273,208,774
Fidelity Series International Small Cap Fund Class F	5,402,230	57,425,706
Fidelity Series International Value Fund Class F	32,385,397	261,997,859
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		592,632,339
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund Class F	12,172,563	174,067,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $845,909,655)		766,699,992
Bond Funds - 18.3%
	Shares	Value
High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund Class F	2,402,680	$ 23,834,585
Fidelity Series Floating Rate High Income Fund Class F	1,502,064	15,155,828
Fidelity Series High Income Fund Class F	28,694,128	271,733,391
TOTAL HIGH YIELD BOND FUNDS		310,723,804
Investment Grade Bond Funds - 9.7%
Fidelity Series Investment Grade Bond Fund Class F	30,486,967	356,392,649
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund Class F	757,795	7,744,666
TOTAL BOND FUNDS (Cost $681,294,936)		674,861,119
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,858,690,166)	3,678,585,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(145,181)
NET ASSETS - 100%	$ 3,678,440,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $3,868,833,101. Net unrealized depreciation aggregated $190,247,447, of which $70,016,674 related to appreciated investment securities and $260,264,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

December 31, 2011

1.907118.102

FF-K-40-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund Class F	40,697,078	$ 365,052,789
Domestic Equity Funds - 53.0%
Fidelity Blue Chip Growth Fund Class F	3,394,423	144,229,036
Fidelity Disciplined Equity Fund Class F	18,395,262	395,130,222
Fidelity Growth Company Fund Class F	4,416,712	356,870,333
Fidelity Series 100 Index Fund	32,833,355	289,590,191
Fidelity Series All-Sector Equity Fund Class F	43,746,050	491,268,140
Fidelity Series Large Cap Value Fund Class F	44,296,762	446,068,392
Fidelity Series Real Estate Equity Fund Class F	1,671,865	17,771,928
Fidelity Series Small Cap Opportunities Fund Class F	7,421,685	77,556,608
Fidelity Small Cap Growth Fund Class F	3,056,920	45,853,806
Fidelity Small Cap Value Fund Class F	3,332,684	46,657,580
TOTAL DOMESTIC EQUITY FUNDS		2,310,996,236
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,787,409,146)		2,676,049,025
International Equity Funds - 21.0%

Developed International Equity Funds - 16.2%
Fidelity Series International Growth Fund Class F	32,266,923	326,541,265
Fidelity Series International Small Cap Fund Class F	6,458,445	68,653,270
Fidelity Series International Value Fund Class F	38,708,895	313,154,960
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		708,349,495

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund Class F	14,552,514	$ 208,100,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,012,318,350)		916,450,448
Bond Funds - 17.6%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	2,999,043	29,750,506
Fidelity Series Floating Rate High Income Fund Class F	1,574,093	15,882,602
Fidelity Series High Income Fund Class F	35,991,058	340,835,317
TOTAL HIGH YIELD BOND FUNDS		386,468,425
Investment Grade Bond Funds - 8.6%
Fidelity Series Investment Grade Bond Fund Class F	31,956,694	373,573,750
Real Estate Bond Funds - 0.2%
Fidelity Series Real Estate Income Fund Class F	796,504	8,140,272
TOTAL BOND FUNDS (Cost $777,518,287)		768,182,447
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,577,245,783)		4,360,681,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173,206)
NET ASSETS - 100%		$ 4,360,508,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $4,593,126,607. Net unrealized depreciation aggregated $232,444,687, of which $83,614,272 related to appreciated investment securities and $316,058,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom KSM 2045 Fund

December 31, 2011

1.907120.102

FF-K-45-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F	16,182,186	$ 145,154,207
Domestic Equity Funds - 54.2%
Fidelity Blue Chip Growth Fund Class F	1,340,757	56,968,772
Fidelity Disciplined Equity Fund Class F	7,264,283	156,036,795
Fidelity Growth Company Fund Class F	1,743,742	140,894,379
Fidelity Series 100 Index Fund	12,959,694	114,304,499
Fidelity Series All-Sector Equity Fund Class F	17,286,840	194,131,213
Fidelity Series Large Cap Value Fund Class F	17,506,823	176,293,703
Fidelity Series Real Estate Equity Fund Class F	639,070	6,793,313
Fidelity Series Small Cap Opportunities Fund Class F	2,932,974	30,649,583
Fidelity Small Cap Growth Fund Class F	1,207,085	18,106,280
Fidelity Small Cap Value Fund Class F	1,316,331	18,428,633
TOTAL DOMESTIC EQUITY FUNDS		912,607,170
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,113,330,142)		1,057,761,377
International Equity Funds - 21.6%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund Class F	12,827,321	129,812,491
Fidelity Series International Small Cap Fund Class F	2,566,273	27,279,483
Fidelity Series International Value Fund Class F	15,391,909	124,520,542
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		281,612,516

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	5,780,884	$ 82,666,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $403,022,554)		364,279,163
Bond Funds - 15.6%

High Yield Bond Funds - 10.6%
Fidelity Series Emerging Markets Debt Fund Class F	1,183,668	11,741,985
Fidelity Series Floating Rate High Income Fund Class F	334,509	3,375,191
Fidelity Series High Income Fund Class F	17,278,613	163,628,467
TOTAL HIGH YIELD BOND FUNDS		178,745,643
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund Class F	6,998,908	81,817,236
Real Estate Bond Funds - 0.1%
Fidelity Series Real Estate Income Fund Class F	168,290	1,719,922
TOTAL BOND FUNDS (Cost $267,001,950)		262,282,801
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,783,354,646)		1,684,323,341
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,950)
NET ASSETS - 100%		$ 1,684,257,391
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,788,044,983. Net unrealized depreciation aggregated $103,721,642, of which $26,214,320 related to appreciated investment securities and $129,935,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom K® 2050 Fund

December 31, 2011

1.907122.102

FF-K-50-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F	12,546,330	$ 112,540,577
Domestic Equity Funds - 56.1%
Fidelity Blue Chip Growth Fund Class F	1,037,460	44,081,695
Fidelity Disciplined Equity Fund Class F	5,618,891	120,693,777
Fidelity Growth Company Fund Class F	1,348,770	108,980,649
Fidelity Series 100 Index Fund	10,024,018	88,411,836
Fidelity Series All-Sector Equity Fund Class F	13,368,913	150,132,897
Fidelity Series Large Cap Value Fund Class F	13,543,418	136,382,216
Fidelity Series Real Estate Equity Fund Class F	488,592	5,193,730
Fidelity Series Small Cap Opportunities Fund Class F	2,268,827	23,709,239
Fidelity Small Cap Growth Fund Class F	933,939	14,009,082
Fidelity Small Cap Value Fund Class F	1,018,427	14,257,982
TOTAL DOMESTIC EQUITY FUNDS		705,853,103
TOTAL DOMESTIC EQUITY FUNDS (Cost $864,449,467)		818,393,680
International Equity Funds - 22.4%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund Class F	9,924,276	100,433,674
Fidelity Series International Small Cap Fund Class F	1,985,141	21,102,047
Fidelity Series International Value Fund Class F	11,908,885	96,342,883
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		217,878,604

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund Class F	4,472,379	$ 63,955,015
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $311,787,856)		281,833,619
Bond Funds - 12.5%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund Class F	915,273	9,079,510
Fidelity Series Floating Rate High Income Fund Class F	94,094	949,413
Fidelity Series High Income Fund Class F	12,854,327	121,730,476
TOTAL HIGH YIELD BOND FUNDS		131,759,399
Investment Grade Bond Funds - 2.0%
Fidelity Series Investment Grade Bond Fund Class F	2,203,453	25,758,365
Real Estate Bond Funds - 0.0%
Fidelity Series Real Estate Income Fund Class F	47,311	483,520
TOTAL BOND FUNDS (Cost $161,852,639)		158,001,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,338,089,962)		1,258,228,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,301)
NET ASSETS - 100%		$ 1,258,179,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,341,732,568. Net unrealized depreciation aggregated $83,503,985, of which $18,897,501 related to appreciated investment securities and $102,401,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom K ® 2055 Fund

December 31, 2011

1.936377.100

FF-K-55-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	103,847	$ 931,510
Domestic Equity Funds - 56.8%
Fidelity Blue Chip Growth Fund Class F	8,326	353,792
Fidelity Disciplined Equity Fund Class F	44,973	966,023
Fidelity Growth Company Fund Class F	10,785	871,400
Fidelity Series 100 Index Fund	79,984	705,461
Fidelity Series All-Sector Equity Fund Class F	107,710	1,209,587
Fidelity Series Large Cap Value Fund Class F	109,032	1,097,950
Fidelity Series Real Estate Equity Fund Class F	3,780	40,176
Fidelity Series Small Cap Opportunities Fund Class F	18,260	190,820
Fidelity Small Cap Growth Fund Class F	7,480	112,198
Fidelity Small Cap Value Fund Class F	8,157	114,196
TOTAL DOMESTIC EQUITY FUNDS		5,661,603
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,115,528)		6,593,113
International Equity Funds - 23.7%

Developed International Equity Funds - 18.3%
Fidelity Series International Growth Fund Class F	83,121	841,180
Fidelity Series International Small Cap Fund Class F	16,532	175,731
Fidelity Series International Value Fund Class F	100,026	809,209
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,826,120

	Shares	Value
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund Class F	37,199	$ 531,948
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,588,792)		2,358,068
Bond Funds - 10.2%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F	7,715	76,532
Fidelity Series Floating Rate High Income Fund Class F	53	533
Fidelity Series High Income Fund Class F	98,792	935,559
TOTAL HIGH YIELD BOND FUNDS		1,012,624
Investment Grade Bond Funds - 0.0%
Fidelity Series Investment Grade Bond Fund Class F	272	3,183
Real Estate Bond Funds - 0.0%
Fidelity Series Real Estate Income Fund Class F	23	240
TOTAL BOND FUNDS (Cost $1,040,018)		1,016,047
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,744,338)		9,967,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(347)
NET ASSETS - 100%		$ 9,966,881
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $10,747,433. Net unrealized depreciation aggregated $780,205, of which $52,600 related to appreciated investment securities and $832,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

December 31, 2011

1.907099.102

FF-K-INC-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	2,219,695	$ 19,910,663
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund Class F	205,095	8,714,507
Fidelity Disciplined Equity Fund Class F	1,112,751	23,901,891
Fidelity Growth Company Fund Class F	267,314	21,599,011
Fidelity Series 100 Index Fund	1,987,566	17,530,329
Fidelity Series All-Sector Equity Fund Class F	2,640,658	29,654,586
Fidelity Series Large Cap Value Fund Class F	2,678,533	26,972,826
Fidelity Series Real Estate Equity Fund Class F	111,750	1,187,898
Fidelity Series Small Cap Opportunities Fund Class F	448,948	4,691,506
Fidelity Small Cap Growth Fund Class F	184,702	2,770,535
Fidelity Small Cap Value Fund Class F	201,875	2,826,254
TOTAL DOMESTIC EQUITY FUNDS		139,849,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $162,645,327)		159,760,006
International Equity Funds - 5.1%

Developed International Equity Funds - 3.9%
Fidelity Series International Growth Fund Class F	1,942,046	19,653,502
Fidelity Series International Small Cap Fund Class F	388,928	4,134,304
Fidelity Series International Value Fund Class F	2,327,894	18,832,663
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		42,620,469
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	876,285	12,530,878
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,412,534)		55,151,347
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund Class F	449,921	$ 4,463,219
Fidelity Series Floating Rate High Income Fund Class F	914,872	9,231,057
Fidelity Series High Income Fund Class F	5,713,846	54,110,123
TOTAL HIGH YIELD BOND FUNDS		67,804,399
Inflation-Protected Bond Funds - 12.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,050,352	133,879,412
Investment Grade Bond Funds - 20.4%
Fidelity Series Investment Grade Bond Fund Class F	18,775,905	219,490,326
Real Estate Bond Funds - 0.4%
Fidelity Series Real Estate Income Fund Class F	458,614	4,687,035
TOTAL BOND FUNDS (Cost $423,018,501)		425,861,172
Short-Term Funds - 40.4%

Fidelity Institutional Money Market Portfolio Class F	236,193,836	236,193,836
Fidelity Short Term Bond Fund Class F	23,363,536	198,356,418
TOTAL SHORT-TERM FUNDS (Cost $433,773,797)		434,550,254
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,079,850,159)		1,075,322,779
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42,764)
NET ASSETS - 100%	$ 1,075,280,015
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,081,179,551. Net unrealized depreciation aggregated $5,856,772, of which $12,181,321 related to appreciated investment securities and $18,038,093 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2000 - Class W

December 31, 2011

1.906831.102

FRX-W-X00-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.5%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	83,335	$ 747,511
Domestic Equity Funds - 12.5%
Fidelity Spartan Total Market Index Fund Class F	129,563	4,679,802
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,429,609)		5,427,313
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,215,147)	213,081	2,024,266
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	402,926	4,476,513
Investment Grade Bond Funds - 28.1%
Fidelity Spartan U.S. Bond Index Fund Class F	889,360	10,476,664
TOTAL BOND FUNDS (Cost $14,420,388)		14,953,177
Short-Term Funds - 40.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $14,921,293)	14,921,293	$ 14,921,293
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,986,437)	37,326,049
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,520)
NET ASSETS - 100%	$ 37,323,529
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $37,153,270. Net unrealized appreciation aggregated $172,779, of which $770,604 related to appreciated investment securities and $597,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2005 - Class W

December 31, 2011

1.906833.102

FRX-W-X05-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Commodity Funds - 4.3%
Fidelity Series Commodity Strategy Fund Class F	188,060	$ 1,686,896
Domestic Equity Funds - 24.0%
Fidelity Spartan Total Market Index Fund Class F	262,680	9,487,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,634,435)		11,174,884
International Equity Funds - 10.4%

Developed International Equity Funds - 10.4%
Fidelity Series Global ex U.S. Index Fund (Cost $4,642,240)	432,113	4,105,075
Bond Funds - 35.2%

Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	349,225	3,879,884
Investment Grade Bond Funds - 25.4%
Fidelity Spartan U.S. Bond Index Fund Class F	849,111	10,002,533
TOTAL BOND FUNDS (Cost $13,434,295)		13,882,417
Short-Term Funds - 26.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $10,279,000)	10,279,000	$ 10,279,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $39,989,970)	39,441,376
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,729)
NET ASSETS - 100%	$ 39,438,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $40,213,896. Net unrealized depreciation aggregated $772,520, of which $773,115 related to appreciated investment securities and $1,545,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2010 - Class W

December 31, 2011

1.906835.102

FRX-W-X10-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	1,307,194	$ 11,725,527
Domestic Equity Funds - 30.4%
Fidelity Spartan Total Market Index Fund Class F	1,825,564	65,939,363
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,701,040)		77,664,890
International Equity Funds - 13.2%

Developed International Equity Funds - 13.2%
Fidelity Series Global ex U.S. Index Fund (Cost $31,359,975)	3,003,183	28,530,243
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,073,601	23,037,703

	Shares	Value
Investment Grade Bond Funds - 29.1%
Fidelity Spartan U.S. Bond Index Fund Class F	5,346,036	$ 62,976,300
TOTAL BOND FUNDS (Cost $83,284,481)		86,014,003
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $24,575,711)	24,575,711	24,575,711
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $216,921,207)	216,784,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,649)
NET ASSETS - 100%	$ 216,769,198
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $218,214,471. Net unrealized depreciation aggregated $1,429,624, of which $6,489,824 related to appreciated investment securities and $7,919,448 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2015 Fund - Class W

December 31, 2011

1.906837.102

FRX-W-X15-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	2,178,402	$ 19,540,263
Domestic Equity Funds - 31.3%
Fidelity Spartan Total Market Index Fund Class F	3,042,366	109,890,250
TOTAL DOMESTIC EQUITY FUNDS (Cost $130,833,169)		129,430,513
International Equity Funds - 13.5%

Developed International Equity Funds - 13.5%
Fidelity Series Global ex U.S. Index Fund (Cost $52,565,733)	5,003,256	47,530,931
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,219,867	35,772,721

	Shares	Value
Investment Grade Bond Funds - 29.7%
Fidelity Spartan U.S. Bond Index Fund Class F	8,868,601	$ 104,472,123
TOTAL BOND FUNDS (Cost $136,460,372)		140,244,844
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $34,295,869)	34,295,869	34,295,869
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $354,155,143)	351,502,157
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,418)
NET ASSETS - 100%	$ 351,476,739
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $355,677,142. Net unrealized depreciation aggregated $4,174,985, of which $8,926,851 related to appreciated investment securities and $13,101,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2020 Fund - Class W

December 31, 2011

1.906839.102

FRX-W-X20-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund Class F	4,785,988	$ 42,930,317
Domestic Equity Funds - 35.8%
Fidelity Spartan Total Market Index Fund Class F	6,690,057	241,644,868
TOTAL DOMESTIC EQUITY FUNDS (Cost $285,223,365)		284,575,185
International Equity Funds - 15.5%

Developed International Equity Funds - 15.5%
Fidelity Series Global ex U.S. Index Fund (Cost $114,841,578)	10,999,336	104,493,687
Bond Funds - 37.1%

Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913,479	54,588,750

	Shares	Value
Investment Grade Bond Funds - 29.0%
Fidelity Spartan U.S. Bond Index Fund Class F	16,656,183	$ 196,209,841
TOTAL BOND FUNDS (Cost $244,003,036)		250,798,591
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $35,019,352)	35,019,352	35,019,352
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $679,087,331)	674,886,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48,628)
NET ASSETS - 100%	$ 674,838,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $681,916,379. Net unrealized depreciation aggregated $7,029,564, of which $19,803,107 related to appreciated investment securities and $26,832,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2025 - Class W

December 31, 2011

1.906841.102

FRX-W-X25-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F	3,702,250	$ 33,209,185
Domestic Equity Funds - 42.5%
Fidelity Spartan Total Market Index Fund Class F	5,172,732	186,839,070
TOTAL DOMESTIC EQUITY FUNDS (Cost $224,234,221)		220,048,255
International Equity Funds - 18.4%

Developed International Equity Funds - 18.4%
Fidelity Series Global ex U.S. Index Fund (Cost $89,714,865)	8,509,540	80,840,628
Bond Funds - 31.2%

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,990,245	22,111,626
Investment Grade Bond Funds - 26.2%
Fidelity Spartan U.S. Bond Index Fund Class F	9,784,319	115,259,275
TOTAL BOND FUNDS (Cost $133,920,236)		137,370,901
Short-Term Funds - 0.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $1,318,733)	1,318,733	$ 1,318,733
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $449,188,055)	439,578,517
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,803)
NET ASSETS - 100%	$ 439,547,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $450,786,262. Net unrealized depreciation aggregated $11,207,745, of which $10,921,304 related to appreciated investment securities and $22,129,049 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2030 Fund - Class W

December 31, 2011

1.906844.102

FRX-W-X30-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	4,570,102	$ 40,993,815
Domestic Equity Funds - 44.6%
Fidelity Spartan Total Market Index Fund Class F	6,388,314	230,745,918
TOTAL DOMESTIC EQUITY FUNDS (Cost $273,540,592)		271,739,733
International Equity Funds - 19.3%

Developed International Equity Funds - 19.3%
Fidelity Series Global ex U.S. Index Fund (Cost $110,075,243)	10,507,765	99,823,764
Bond Funds - 28.2%
	Shares	Value
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	862,403	$ 9,581,297
Investment Grade Bond Funds - 26.4%
Fidelity Spartan U.S. Bond Index Fund Class F	11,606,792	136,728,015
TOTAL BOND FUNDS (Cost $142,538,466)		146,309,312
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $526,154,301)	517,872,809
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,953)
NET ASSETS - 100%	$ 517,836,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $528,084,144. Net unrealized depreciation aggregated $10,211,335, of which $15,286,266 related to appreciated investment securities and $25,497,601 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2035 Fund - Class W

December 31, 2011

1.906847.102

FRX-W-X35-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	2,795,476	$ 25,075,415
Domestic Equity Funds - 51.0%
Fidelity Spartan Total Market Index Fund Class F	3,907,831	141,150,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,265,149)		166,226,269
International Equity Funds - 22.0%

Developed International Equity Funds - 22.0%
Fidelity Series Global ex U.S. Index Fund (Cost $68,191,876)	6,425,226	61,039,651
Bond Funds - 17.9%
	Shares	Value
Investment Grade Bond Funds - 17.9%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $48,155,152)	4,198,351	$ 49,456,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $286,612,177)	276,722,501
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,635)
NET ASSETS - 100%	$ 276,704,866
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $287,487,896. Net unrealized depreciation aggregated $10,765,395, of which $6,540,165 related to appreciated investment securities and $17,305,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2040 Fund - Class W

December 31, 2011

1.906849.102

FRX-W-X40-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	3,267,770	$ 29,311,896
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	4,567,748	164,987,077
TOTAL DOMESTIC EQUITY FUNDS (Cost $196,327,062)		194,298,973
International Equity Funds - 22.3%

Developed International Equity Funds - 22.3%
Fidelity Series Global ex U.S. Index Fund (Cost $79,025,221)	7,512,744	71,371,068
Bond Funds - 17.1%
	Shares	Value
Investment Grade Bond Funds - 17.1%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $53,497,544)	4,665,196	$ 54,956,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $328,849,827)		320,626,047
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,284)
NET ASSETS - 100%		$ 320,605,763
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $329,890,948. Net unrealized depreciation aggregated $9,264,901, of which $9,322,861 related to appreciated investment securities and $18,587,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2045 Fund - Class W

December 31, 2011

1.906851.102

FRX-W-X45-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	1,376,385	$ 12,346,171
Domestic Equity Funds - 52.7%
Fidelity Spartan Total Market Index Fund Class F	1,924,451	69,511,187
TOTAL DOMESTIC EQUITY FUNDS (Cost $83,983,794)		81,857,358
International Equity Funds - 22.8%

Developed International Equity Funds - 22.8%
Fidelity Series Global ex U.S. Index Fund (Cost $33,483,418)	3,165,190	30,069,305
Bond Funds - 15.1%
	Shares	Value
Investment Grade Bond Funds - 15.1%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $19,460,345)	1,691,776	$ 19,929,126
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $136,927,557)		131,855,789
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,155)
NET ASSETS - 100%		$ 131,847,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $137,340,672. Net unrealized depreciation aggregated $5,484,883, of which $2,861,892 related to appreciated investment securities and $8,346,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2050 Fund - Class W

December 31, 2011

1.906854.102

FRX-W-X50-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	1,090,517	$ 9,781,941
Domestic Equity Funds - 54.5%
Fidelity Spartan Total Market Index Fund Class F	1,524,882	55,078,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,527,416)		64,860,678
International Equity Funds - 23.6%

Developed International Equity Funds - 23.6%
Fidelity Series Global ex U.S. Index Fund (Cost $26,483,707)	2,507,482	23,821,078
Bond Funds - 12.3%
	Shares	Value
Investment Grade Bond Funds - 12.3%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $12,147,233)	1,054,342	$ 12,420,148
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $105,158,356)	101,101,904
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,947)
NET ASSETS - 100%	$ 101,095,957
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $105,502,433. Net unrealized depreciation aggregated $4,400,529, of which $2,145,119 related to appreciated investment securities and $6,545,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2055 - Class W

December 31, 2011

1.927056.100

FRX-W-55-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F	61,434	$ 551,061
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	85,850	3,100,898
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,948,050)		3,651,959
International Equity Funds - 24.1%

Developed International Equity Funds - 24.1%
Fidelity Series Global ex U.S. Index Fund (Cost $1,569,745)	141,210	1,341,494
Bond Funds - 10.2%
	Shares	Value
Investment Grade Bond Funds - 10.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $560,658)	48,300	$ 568,979
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,078,453)		5,562,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(313)
NET ASSETS - 100%		$ 5,562,119
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $6,090,219. Net unrealized depreciation aggregated $527,787, of which $24,162 related to appreciated investment securities and $551,949 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM Income - Class W

December 31, 2011

1.906829.102

FRX-W-INC-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.5%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	134,242	$ 1,204,149
Domestic Equity Funds - 12.5%
Fidelity Spartan Total Market Index Fund Class F	208,706	7,538,464
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,686,928)		8,742,613
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $3,533,811)	343,249	3,260,864
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	649,064	7,211,100
Investment Grade Bond Funds - 28.1%
Fidelity Spartan U.S. Bond Index Fund Class F	1,432,696	16,877,160
TOTAL BOND FUNDS (Cost $23,308,364)		24,088,260
Short-Term Funds - 40.0%
	Shares	Value

Fidelity Institutional Money Market Portfolio Class F (Cost $24,036,319)	24,036,319	$ 24,036,319
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,565,422)		60,128,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,144)
NET ASSETS - 100%		$ 60,123,912
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $59,790,894. Net unrealized appreciation aggregated $337,162, of which $1,185,579 related to appreciated investment securities and $848,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012